E&E ASSETS	6 Months Ended
Jun. 30, 2026
E&E ASSETS
E&E ASSETS

6. E&E ASSETS

The E&E assets of the Company, by property and nature of expenditure, as of June 30, 2026 were as follows:

	Stockade	Lone	Kelly	Fourmile
	Mountain	Mountain	Creek	Basin	Total
Balance - December 31, 2025	$2,433,951	$1,941,225	$769,936	$—	$5,145,112
E&E expenditures:
Acquisition costs	25,000	—	—	—	25,000
Assays	293	—	—	—	293
Consulting	37,965	84,104	—	750	122,819
Field supplies and rentals	43	790	—	—	833
Field work	6,701	—	—	—	6,701
Geophysics	5,650	4,163	—	—	9,813
Government payments	3,364	—	—	—	3,364
Technical and assessment reports	22,431	525	—	—	22,956
Travel	473	1,806	—	88	2,367
Write-off of E&E assets	—	—	(769,936)	(838)	(770,774)
Total E&E expenditures	101,920	91,388	(769,936)	—	(576,628)
Balance - June 30, 2026	$2,535,871	$2,032,613	$—	$—	$4,568,484

6. E&E ASSETS (Continued)

(a) Stockade Mountain Project (Oregon, USA)

The Company entered into a mineral lease and option agreement with Bull Mountain Resources, LLC (“BMR”) to lease a 100% interest in the Stockade Mountain Project.

Under the terms of the agreement, the Company is subject to the following pre – production payments:

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000	Paid
November 16, 2024	$25,000	Paid
May 16, 2025	$25,000	Paid
November 16, 2025	$25,000	Paid
May 16, 2026	$25,000	Paid
November 16, 2026 and every six months thereafter	$25,000

BMR will retain a 2.0% net smelter return royalty on claims owned by BMR and 0.25% net smelter return royalty on third - party claims acquired within the area of influence around the property. Payments to BMR totaling $10,000,000 in any combination of pre - production payments, production or minimum royalties will reduce the production royalties on wholly owned claims from 2.0% to 1.0%.

(b) Lone Mountain Project (Nevada, USA)

The Company entered into a mineral lease agreement with an option to purchase the Lone Mountain Project with NAMMCO. Under the terms of the agreement, the Company is subject to the following pre-production payments:

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000	Paid
November 1, 2025	$30,000	Paid
November 1, 2026 and every year thereafter(1)	$40,000
(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

The Company is required to incur the following minimum E&E expenditures on the property:

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	Completed
September 1, 2026	$300,000	Completed
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress
(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Any mineral production on the claims is subject to a 3.0% net smelter return royalty. The net smelter return royalty can be reduced from 3.0% to 2.5% for $2,000,000. The Company has the option to purchase the entire interest in the project, except for the royalty, once there is a discovery of at least 500,000 ounces of gold (or equivalent in other metals) or a pre-feasibility study has been completed. The Company may exercise this option by payment of $2,000,000, reduced by the pre-production payments paid to the date of purchase.

6. E&E ASSETS (Continued)

(c) Kelly Creek Project (Nevada, USA)

The Company entered into an Exploration and Option to Enter Joint Venture Agreement (the “Agreement”) with Pediment Gold LLC (“Pediment”), a subsidiary of URZ3 Energy Corp. (“URZ”) (formerly Nevada Exploration Inc. (“NGE”)), for an option to earn up to a 70% interest in a joint venture on the Kelly Creek Project.

On June 1, 2026, the Company terminated the Agreement for the Kelly Creek Project. As a result of the termination of the Agreement, for the six months ended June 30, 2026, the Company incurred a write - off of E&E assets of $769,936 (2025 - $nil) which was expensed in the unaudited condensed interim consolidated statement of loss and comprehensive loss.

(d) Project reclamation requirements

As at June 30, 2026, the Company holds total surety bonds of $38,863 in favour of the United Statement Department of the Interior Bureau of Land Management and $43,252 in favour of the Oregon Department of Geology and Mineral Industries in support of the reclamation requirements for its projects.